INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment In Associate
Beginning balance	$ 1,673	$ 1,735
Share of (loss)	(268)	(363)
Ending balance	$ 1,405	$ 1,372